Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Shareholders' Equity
Note 15 – Shareholders’ Equity
Accumulated Other Comprehensive Loss
Changes in Accumulated other comprehensive loss (AOCI) by component for the six and three
months ended June 30, 2024 and 2023, were as follows:

	Currency Translation Adjustments	Unrealized Gains and Losses on Certain Investments	Unrealized Gains and Losses on Derivative Instruments	Defined Benefit Pension Plans & Other Postretirement Benefits		Total(1)
Balance at January 1, 2023	($167)		($24)	($9,359)		($9,550)

Other comprehensive income/(loss) before reclassifications	10		(25)	(6)		(21)
Amounts reclassified from AOCI			(2)	(44	)(2)	(46)

Net current period Other comprehensive income/(loss)	10		(27)	(50)		(67)

Balance at June 30, 2023	($157)		($51)	($9,409)		($9,617)

Balance at January 1, 2024	($134)	$2	$12	($10,185)		($10,305)

Other comprehensive loss before reclassifications	(24)		(76)	(13	) (2)	(113)
Amounts reclassified from AOCI			26			26

Net current period Other comprehensive loss	(24)		(50)	(13)		(87)

Balance at June 30, 2024	($158)	$2	($38)	($10,198)		($10,392)

Balance at March 31, 2023	($151)		($11)	($9,388)		($9,550)

Other comprehensive (loss)/income before reclassifications	(6)		(43)	1		(48)
Amounts reclassified from AOCI			3	(22	)(2)	(19)

Net current period Other comprehensive loss	(6)		(40)	(21)		(67)

Balance at June 30, 2023	($157)		($51)	($9,409)		($9,617)

Balance at March 31, 2024	($169)	$2	($46)	($10,199)		($10,412)

Other comprehensive income/(loss) before reclassifications	11		(11)	1	(2)	1
Amounts reclassified from AOCI			19			19

Net current period Other comprehensive income	11		8	1		20

Balance at June 30, 2024	($158)	$2	($38)	($10,198)		($10,392)

(1)	Net of tax.
(2)
Primarily relates to the amortization of prior service credits and actuarial losses/(gains) included in net periodic benefit cost for the six and three months ended June 30, 2024 totaling $0 and $0 (net of tax of $0 and $0), and ($44) and ($22) (net of tax of $13 and $7) for the same periods in prior year.

Note 18 – Shareholders’ Equity
As of December 31, 2023 and 2022, there were 1,200,000,000 shares of common stock and 20,000,000 shares of preferred stock authorized. No preferred stock has been issued.
Changes in Share Balances
The following table shows changes in each class of shares:

	Common Stock	Treasury Stock
Balance at January 1, 2021	1,012,261,159	429,941,021

Issued		(6,904,556)
Acquired		307,242

Balance at December 31, 2021	1,012,261,159	423,343,707

Issued		(8,877,047)
Acquired		204,723

Balance at December 31, 2022	1,012,261,159	414,671,383

Issued		(13,651,201)
Acquired		1,725,954

Balance at December 31, 2023	1,012,261,159	402,746,136

Additional
Paid-in
Capital
During the year ended December 31, 2023, Additional
paid-in
capital included a decrease of $267 related to a
non-cash
transaction to purchase shares in a consolidated subsidiary from the noncontrolling interests.

Accumulated Other Comprehensive Loss
Changes in AOCI by component for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Currency Translation Adjustments	Unrealized Gains and Losses on Certain Investments	Unrealized Gains and Losses on Derivative Instruments	Defined Benefit Pension Plans & Other Postretirement Benefits		Total (1)
Balance at January 1, 2021	($30)	$1	($43)	($17,061)		($17,133)

Other comprehensive (loss)/income before reclassifications	(75)		55	4,268	(2)	4,248
Amounts reclassified from AOCI			(6)	1,232	(3)	1,226

Net current period Other comprehensive (loss)/income	(75)		49	5,500		5,474

Balance at December 31, 2021	($105)	$1	$6	($11,561)		($11,659)

Other comprehensive (loss)/income before reclassifications	(62)	(1)	(40)	1,529	(2)	1,426
Amounts reclassified from AOCI			10 (4)	673	(3)	683

Net current period Other comprehensive (loss)/income	(62)	(1)	(30)	2,202		2,109

Balance at December 31, 2022	($167)		($24)	($9,359)		($9,550)

Other comprehensive income/(loss) before reclassifications	33	2	41	(722	)(2)	(646)
Amounts reclassified from AOCI			(5)	(104	)(3)	(109)

Net current period Other comprehensive income/(loss)	33	2	36	(826)		(755)

Balance at December 31, 2023	($134)	$2	$12	($10,185)		($10,305)

(1)	Net of tax.
(2)
Primarily related to remeasurement of assets and benefit obligations related to the Company’s pension and other postretirement benefit plans resulting in an actuarial (loss)/gain of ($722), $1,533 and $4,262 (net of tax of $13, ($22) and ($32)) for the years ended December 31, 2023, 2022 and 2021. See Note 16.

(3)
Amounts reclassified from AOCI for the year ended December 31, 2023, primarily related to amortization of prior service credits totaling ($102) (net of tax of $1). Amounts reclassified from AOCI for the years ended December 31, 2022 and 2021, primarily related to amortization of actuarial losses totaling $791 and $1,155 (net of tax of ($11) and ($8)). These are included in net periodic pension cost. See Note 16.

(4)	Included losses of $39 (net of tax of ($11)) from cash flow hedges reclassified to Other income, net because the forecasted transactions are not probable of occurring.